Goodwill and Intangible Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets
Intangible assets, gross	$ 4,135,000		$ 3,907,000	$ 877,000
Less accumulated amortization	(1,490,000)		(1,173,000)	(633,000)
Net Carrying Amount	2,645,000		2,734,000	244,000
Goodwill	9,537,000		9,537,000
Goodwill and intangible assets, net	12,182,000		12,271,000	244,000
Amortization expense	317,000	193,000	540,000	181,000	192,000
Total future expected amortization
Net Carrying Amount	2,645,000		2,734,000	244,000
Developed technology
Goodwill and Intangible Assets
Intangible assets, gross	1,300,000		1,300,000
Net Carrying Amount	982,000		1,095,000
Weighted Average Remaining Useful Life	4 years 3 months 18 days		4 years 9 months 18 days
Total future expected amortization
2013 (6 months)	114,000
2013			229,000
2014	229,000		229,000
2015	229,000		229,000
2016	229,000		229,000
2017	181,000		179,000
Net Carrying Amount	982,000		1,095,000
Domain names
Goodwill and Intangible Assets
Intangible assets, gross	700,000		700,000
Net Carrying Amount	579,000		629,000
Weighted Average Remaining Useful Life	5 years 9 months 18 days		6 years 3 months 18 days
Total future expected amortization
2013 (6 months)	50,000
2013			100,000
2014	100,000		100,000
2015	100,000		100,000
2016	100,000		100,000
2017	100,000		100,000
2018 and beyond	129,000		129,000
Net Carrying Amount	579,000		629,000
Customer relationships
Goodwill and Intangible Assets
Intangible assets, gross	900,000		900,000
Net Carrying Amount	772,000		825,000
Weighted Average Remaining Useful Life	7 years 3 months 18 days		7 years 9 months 18 days
Total future expected amortization
2013 (6 months)	53,000
2013			106,000
2014	106,000		106,000
2015	106,000		106,000
2016	106,000		106,000
2017	106,000		106,000
2018 and beyond	295,000		295,000
Net Carrying Amount	772,000		825,000
Non-compete agreements
Goodwill and Intangible Assets
Intangible assets, gross	130,000		130,000
Net Carrying Amount	51,000		84,000
Weighted Average Remaining Useful Life	9 months 18 days		1 year 3 months 18 days
Total future expected amortization
2013 (6 months)	32,000
2013			65,000
2014	19,000		19,000
Net Carrying Amount	51,000		84,000
Capitalized software development costs
Goodwill and Intangible Assets
Intangible assets, gross	1,105,000		877,000	877,000
Net Carrying Amount	261,000		101,000
Weighted Average Remaining Useful Life	3 years		9 months 18 days	1 year 8 months 12 days
Amortization expense	67,000	76,000	143,000	181,000	192,000
Total future expected amortization
2013 (6 months)	99,000
2013			101,000
2014	152,000
2015	10,000
Net Carrying Amount	$ 261,000		$ 101,000